INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Current income tax provision (benefit)
Federal	$ 0	$ 0
State	0	0
Foreign	98,605	0
Total	98,605	0
Deferred income tax provision (benefit)
Federal	4,816,966	(443,227)
State	771,423	(70,990)
Foreign	0	0
Total	5,588,389	(514,217)
Change in valuation allowance	(5,588,389)	514,217
Total provision (benefit) for income taxes	$ 98,605	$ 0